Capital Stock and Changes in Capital Accounts - Series C Preferred Stock (Details) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022	Nov. 30, 2021	Nov. 29, 2021	Jun. 30, 2021	Apr. 30, 2021
Capital Stock and Changes in Capital Accounts
Preferred stock, shares issued	510,000	519,172
Preferred stock, shares outstanding	510,000	519,172
Preferred stock, par value (in dollar per share)	$ 0.01	$ 0.01	$ 0.01	$ 0.01
Series C Preferred Stock
Capital Stock and Changes in Capital Accounts
Preferred stock, shares issued	10,000	10,000		10,000	10,000	10,000
Preferred stock, shares outstanding	10,000	10,000		10,000	10,000	10,000
Preferred stock, par value (in dollar per share)		$ 0.01
Preferred stock, liquidation preference		$ 1,000
Aggregate liquidation preference		$ 10,000
Cumulative preferred dividend rate		8.00%
Conversion price		$ 65.00
Dividends per share		$ 20.0
Dividends on preferred stock	$ 69	$ 950
Series C Preferred Stock | Level 2
Capital Stock and Changes in Capital Accounts
Fair Value		7,570
Series C Preferred Stock | Dividend declared
Capital Stock and Changes in Capital Accounts
Dividends on preferred stock	69	950
Series C Preferred Stock | Dividend paid
Capital Stock and Changes in Capital Accounts
Dividends on preferred stock	$ 0	$ 780
Series C Preferred Stock | Diana Shipping Inc
Capital Stock and Changes in Capital Accounts
Preferred stock, shares issued				10,000
Trading period for measurement of volume weighted average price to calculate conversion rate		10 days
Maximum percentage of outstanding common shares that can be held by related party after share conversion		49.00%
Series C Preferred Stock | Diana Shipping Inc | Level 2
Capital Stock and Changes in Capital Accounts
Fair Value				$ 7,570